SHAREHOLDERS' EQUITY (Schedule of Stock Option Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	58.00%
Expected volatility		70.00%	65.00%
Expected volatility, maximum	65.00%
Expected dividends	0.00%	0.00%	0.00%
Expected term		6 years 1 month 10 days	6 years 1 month 10 days
Risk free rate, minimum	0.20%	1.00%	1.70%
Risk free rate, maximum	2.60%	1.60%	2.30%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	1 year 7 months 6 days
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 2 months 12 days
Non-Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	65.00%	70.00%	65.00%
Expected dividends	0.00%	0.00%	0.00%
Risk free rate, minimum	0.86%	1.80%	1.40%
Risk free rate, maximum	2.45%	2.90%	2.80%
Non-Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years	7 years	7 years
Non-Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years	10 years	10 years